Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Chargebacks
Balance at beginning of year	€ 105,890	€ 87,249	€ 126,178
Current estimate related to sales made in current and prior year	923,023	826,775	652,564
(Actual returns or credits in current period related to sales made in current period)	(957,695)	(795,449)	(693,458)
(Actual returns or credits in current period related to sales made in prior periods)		31
Translation differences	3,957	(12,716)	1,965
Balance at end of year	75,175	105,890	87,249
Movement in Cash discounts
Balance at beginning of year	5,114	6,632	5,902
Current estimate related to sales made in current and prior year	62,518	57,512	51,953
(Actual returns or credits in current period related to sales made in current period)	(56,568)	(52,270)	(51,733)
(Actual returns or credits in current period related to sales made in prior periods)	(4,909)	(6,024)	(248)
Translation differences	286	(736)	758
Balance at end of year	6,441	5,114	6,632
Movement in Volume rebates
Balance at beginning of year	17,991	26,507	29,680
Current estimate related to sales made in current and prior year	46,922	43,274	51,242
(Actual returns or credits in current period related to sales made in current period)	(24,648)	(28,976)	(27,409)
(Actual returns or credits in current period related to sales made in prior periods)	(16,384)	(20,210)	(27,732)
Translation differences	916	(2,604)	726
Balance at end of year	24,797	17,991	26,507
Movement in Medicare / Medicaid
Balance at beginning of year	16,204	21,757	12,468
Current estimate related to sales made in current and prior year	40,343	41,722	47,820
(Actual returns or credits in current period related to sales made in current period)	(21,324)	(28,198)	(24,988)
(Actual returns or credits in current period related to sales made in prior periods)	(13,232)	(16,659)	(14,401)
Translation differences	950	(2,418)	858
Balance at end of year	22,941	16,204	21,757
Movement in Other discounts
Balance at beginning of year	10,143	4,442	5,367
Current estimate related to sales made in current and prior year	28,727	35,262	29,206
(Actual returns or credits in current period related to sales made in current period)	(26,493)	(26,072)	(27,243)
(Actual returns or credits in current period related to sales made in prior periods)	(3,781)	(2,864)	(2,986)
Translation differences	241	(625)	98
Balance at end of year	8,837	10,143	4,442
Total movement in discounts and other reductions
Balance at beginning of year	155,342	146,587	179,595
Current estimate related to sales made in current and prior year	1,101,533	1,004,545	832,785
(Actual returns or credits in current period related to sales made in current period)	(1,086,728)	(930,965)	(824,831)
(Actual returns or credits in current period related to sales made in prior periods)	(38,306)	(45,726)	(45,367)
Translation differences	6,350	(19,099)	4,405
Balance at end of year	€ 138,191	€ 155,342	€ 146,587